Commitments and Contingencies	3 Months Ended		4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Commitments and Contingencies
Commitments and Contingencies

Note 6. Commitments and Contingencies

Business Combination Agreement

On October 1, 2025, Pubco entered into a Business Combination Agreement (the “Agreement”) with Mountain Lake Acquisition Corp. (“SPAC”), Avalanche Treasury Company LLC, a Delaware limited liability company (“OpCo”), Avalanche SPAC Merger Sub LLC (“SPAC Merger Sub”), Avalanche Company Merger Sub LLC (“Company Merger Sub,” and together with SPAC Merger Sub, the “Company Subsidiaries”), and Dragonfly Digital Management, LLC (the “Seller”), pursuant to which the transactions contemplated therein (collectively, the “Closing”) will be consummated.

Under the terms of the Agreement, and subject to its conditions, (i) SPAC Merger Sub will merge with and into SPAC (the “SPAC Merger”), with SPAC continuing as the surviving entity and a wholly owned subsidiary of Pubco, and (ii) Company Merger Sub will merge with and into OpCo (the “Subsidiary Merger,” and together with the SPAC Merger, the “Mergers”).

In connection with the Subsidiary Merger, each member of OpCo other than the Seller will receive one share of the Pubco’s Class A common stock, par value $0.01 per share (“Class A Stock”), for each unit held immediately prior to the merger, and the Seller will receive one share of Class A Stock and one share of Class B common stock, par value $0.01 per share (“Class B Stock”), for each unit it holds. As a result of the Closing, Pubco will become a publicly traded entity, and OpCo will become its wholly owned subsidiary.

As additional merger consideration, Pubco will issue to the Seller 4,000,000 shares of Class A Stock and 4,000,000 shares of Class B Stock, of which 2,000,000 shares of each class (the “Seller Earnout Shares”) will be held in escrow and released in tranches if Pubco’s stock achieves VWAP thresholds of $13.00, $15.00, and $17.00 per share, or earlier upon a change in control as defined in the Agreement. Any Seller Earnout Shares not vested by the fifth anniversary of the Closing will be forfeited.

Following the Closing, Class A Stock will carry economic rights and be listed on Nasdaq, while Class B Stock will carry one vote per share but no economic rights and will be held solely by the Seller.

First Amendment to the Business Combination Agreement

On January 13, 2026, SPAC, Pubco, the Pubco Subsidiaries, the Company, Seller Related Parties and Astral Horizon, L.P (“Astral”) entered into the First Amendment, and pursuant to which, among other things, the parties thereto agree that:

(i)	Astral and Dragonfly Ventures, L.P, a Cayman Islands exempted limited partnership (“DV”) and Dragonfly Ventures, II L.P, a Cayman Islands exempted limited partnership (“DV II”, and together with DV, “DVs” and together with the Seller “Seller Related Parties”) were added as parties to the Agreement and they agreed to be bound by, and to comply with, the terms and conditions of the Agreement, in the same manner as if they were original signatories thereto;
(ii)	the Company Units held by the DVs are to be treated as the Company Units held by Seller such that, as a result of the Company Merger, the DVs will receive one (1) Pubco Class A Stock and one (1) Pubco Class B Stock for each Company Unit held by the DVs;
(iii)	the Additional Merger Consideration Shares to be issued at Closing will (i) be issued to Astral rather than to Seller as provided in the original version of the Agreement, and (ii) consist of 4,000,000 shares of Pubco Class A Stock only, with no Pubco Class B Stock to be allotted as Additional Consideration because Pubco Class B Stock will be issued to Seller Related Parties;
(iv)	the Representations and Warranties of the Seller are to be made severally but not jointly by the Seller Related Parties and Astral rather than solely by Seller as provided in the original version of the Agreement;
(v)	certain references to the Seller (as specified in the First Amendment) shall be considered as references to the Seller Related Parties, Astral or the Seller Related Parties and/or Astral, as applicable;
(vi)	Exhibit E (Terms of Pubco Stock) to the original version of the Agreement be deleted in its entirety and replaced by the new Exhibit E, in the form attached to the First Amendment.
(vii)	The First Amendment is effective as of October 1, 2025.

Second Amendment to the Business Combination Agreement

On March 17, 2026, MLAC, Pubco, the Pubco Subsidiaries, the Company, the Seller Related Parties, and Astral entered into Amendment No.2 of the Agreement, pursuant to which the parties agreed to postpone the issuance by Pubco to Astral of the 2,000,000 shares of Pubco Class A Stock by thirty (30) calendar days following the closing date of the Agreement.

Sponsor Support and Lock-Up Agreements

On October 1, 2025, the SPAC entered into a Sponsor Support Agreement with the SPAC’s sponsor (the “Sponsor”). Under the agreement, the Sponsor agreed to vote its SPAC securities in favor of the Business Combination Agreement and the transactions contemplated thereby, to waive certain anti-dilution and redemption rights, and to comply with customary transfer and lock-up restrictions on its founder shares and private placement warrants. The Sponsor Support Agreement also includes covenants restricting transfers prior to Closing and customary representations and warranties of the parties.

Concurrently, the SPAC entered into Lock-Up Agreements with the Sponsor, the Seller, and certain other equity holders (collectively, the “Lock-Up Parties”). The Lock-Up Agreements restrict the sale or transfer of Company common stock received in the Business Combination for specified periods following Closing, subject to customary early-release conditions, including specified trading-price thresholds and underwriter consent in connection with future registered offerings. The Lock-Up Agreements include standard exceptions for permitted transfers and establish procedures for legends, notice, and release timing consistent with market practice for de-SPAC transactions.

Each of the foregoing agreements was entered into concurrently with the Business Combination Agreement and forms an integral part of the overall transaction structure described therein.

Amended and Restated Registration Rights Agreement

Concurrently with the Closing, Pubco, SPAC, the Sponsor, the Seller, Avalanche (BVI), Inc., a company incorporated in the British Virgin Islands (“Avalanche BVI”), Avalanche Cayman, a Cayman Islands exempted company (“Avalanche Cayman” and together with Avalanche BVI, the “Foundation”) and certain securityholders shall enter into an amended and restated registration rights agreement, which will add Pubco as a party and cover the resale of the shares of Pubco Stock held by the Sponsor, the Seller, the Foundation and such other securityholders (the “Amended and Restated Registration Rights Agreement”), which provides for customary demand registration rights, piggyback registration rights and shelf registration rights for the benefit of the holders of Pubco Stock named therein, subject to customary cutbacks and issuer suspension rights. The Amended and Restated Registration Rights Agreement also includes customary provisions relating to underwriting participation, registration expenses, indemnification and coordination of sales in underwritten offerings, and will become effective upon the Closing and will supersede SPAC’s existing registration rights agreement in its entirety.

Subscription Agreement

On October 1, 2025, the OpCo, SPAC, and certain investors entered into Subscription Agreements providing for a private placement of Opco Units at $10.00 per unit, payable in cash or AVAX tokens, for an aggregate value of approximately $216 million. The proceeds from the sale of Opco Units are intended to provide capitalization for the Opco and the post-Closing combined entity. Upon Closing, each Opco Unit will automatically convert into one share of the Pubco’s Class A common stock. During October and November 2025, OpCo received proceeds with a fair value of approximately $178.2 million which consisted of $96.5 million, 22,300,205 USDC, valued at $22.3 million, and 3,340,696 AVAX, valued at $59.4 million pursuant to the Subscription Agreements and issued 21,235,349 membership interests.

Contribution, Asset Purchase, and Token Sale Agreements

Concurrently with the execution of the Business Combination Agreement and the TSA (as defined below), the Seller, Pubco, Avalanche Treasury Company LLC (“Opco” or the “Vehicle”), Avalanche (BVI), Inc., a company incorporated in the British Virgin Islands (“Avalanche BVI”) and Avalanche Cayman, a Cayman Islands exempted company (“Avalanche Cayman” and together with Avalanche BVI, the “Foundation”), Dragonfly Digital Management, LLC, a Delaware limited liability company, entered into an asset sale and contribution agreement (the “Contribution Agreement”), pursuant to which, on the date of the Business Combination Agreement: (a) the Foundation agreed to sell a minimum of $200 million of AVAX tokens on a pre-discount basis to Opco on the terms and subject to the conditions set forth in a Token Sale Agreement (the “TSA”) by and between Opco and the Foundation (the “Foundation Transaction”), and (b) the Seller agreed to contribute, directly and indirectly through certain related funds, 1,960,040 AVAX tokens to Opco in exchange for 5,805,638 Opco units (the “Seller Units”) (the “Dragonfly Contribution”) for an aggregate contract value of approximately $58 million. During November 2025, Opco received 1,960,040 AVAX tokens from the Dragonfly Contribution and issued 5,805,638 membership interests.

The Contribution Agreement included certain covenants including (i) an 18-months exclusivity in favor of Opco on sale of AVAX by the Foundation in Competing Transactions (as defined in the Contribution Agreement), (ii) a right of first refusal in favor of Opco for AVAX sale other than in Competing Transactions during the Covered Period, (iii) a 5-year right of first refusal in favor of the Foundation for sales of AVAX sold by Opco in one or more transactions, each exceeding certain thresholds. The Foundation is also granted the right to designate a board member in Pubco for a period of 5 years from the Closing date (extendable in case of further sales on terms similar to the terms in the TSA before the expiration of the 5 years).

Concurrently with the execution of the Business Combination Agreement and the Contribution Agreement, Opco, Pubco, Avalanche BVI and Avalanche Cayman entered into the TSA, pursuant to which, on the date of the Business Combination Agreement, the Foundation agreed to sell a minimum of $200 million of AVAX tokens on a pre-discount basis to Opco in exchange for, at a 60% discount, (i) $50 million in cash or USDC and (ii) $30 million in the form of 3,000,000 shares of Pubco Class A Stock (the “Foundation Shares”). If at any time following the Closing Date, the Pubco Class A Stock cease to be nonvoting securities and at such time the Foundation owns a number of Foundation Shares in excess of 4.7% of the then-outstanding Pubco Class A Stock (the “Maximum Percentage”), the Foundation may request to exchange the number of Foundation Shares in excess of the Maximum Percentage for an equal number of pre-funded warrants convertible, at the Foundation’s request, into Pubco Class A Stock on a one-to-one basis. The AVAX tokens delivered pursuant to the TSA are subject to certain restrictions for 5 years following the date of the TSA. The TSA shall be terminated upon termination of the Contribution Agreement.

During October 2025, Opco purchased 7.3 million of AVAX tokens from the Foundation for $50 million in cash and USDC pursuant to the TSA. The 3,000,000 shares of Pubco Class A Stock will be issued upon the Closing of the Business Combination.

Contingent Transaction Fees

The Company, and related party, signed agreements during September 2025 with certain third-party service providers and deal advisors for fees payable upon the closing of the Business Combination. One agreement provides for an advisory fee of 5.5% of the aggregate cash proceeds from the sale of securities to be payable at closing. Another agreement provides for an M&A advisory fee of $2,750,000, also payable at closing. These fees relate to services provided by external vendors and transaction brokers in connection with the Closing. No amounts were incurred or payable as of March 31, 2026 and December 31, 2025.

Note 6.     Commitments and Contingencies

Business Combination Agreement

On October 1, 2025, Pubco entered into a Business Combination Agreement (the “Agreement”) with Mountain Lake Acquisition Corp. (“SPAC”), Avalanche Treasury Company LLC, a Delaware limited liability company (“OpCo”), Avalanche SPAC Merger Sub LLC (“SPAC Merger Sub”), Avalanche Company Merger Sub LLC (“Company Merger Sub,” and together with SPAC Merger Sub, the “Company Subsidiaries”), and Dragonfly Digital Management, LLC (the “Seller”), pursuant to which the transactions contemplated therein (collectively, the “Closing”) will be consummated.

Under the terms of the Agreement, and subject to its conditions, (i) SPAC Merger Sub will merge with and into SPAC (the “SPAC Merger”), with SPAC continuing as the surviving entity and a wholly owned subsidiary of Pubco, and (ii) Company Merger Sub will merge with and into Avalanche Treasury Company LLC (“Treasury LLC”) (the “Subsidiary Merger,” and together with the SPAC Merger, the “Mergers”).

In connection with the Subsidiary Merger, each member of Treasury LLC other than the Seller will receive one share of the Pubco’s Class A common stock, par value $0.01 per share (“Class A Stock”), for each unit held immediately prior to the merger, and the Seller will receive one share of Class A Stock and one share of Class B common stock, par value $0.01 per share (“Class B Stock”), for each unit it holds. As a result of the Closing, Pubco will become a publicly traded entity, and Treasury LLC will become its wholly owned subsidiary.

As additional merger consideration, Pubco will issue to the Seller 4,000,000 shares of Class A Stock and 4,000,000 shares of Class B Stock, of which 2,000,000 shares of each class (the “Seller Earnout Shares”) will be held in escrow and released in tranches if Pubco’s stock achieves VWAP thresholds of $13.00, $15.00, and $17.00 per share, or earlier upon a change in control as defined in the Agreement. Any Seller Earnout Shares not vested by the fifth anniversary of the Closing will be forfeited.

Following the Closing, Class A Stock will carry economic rights and be listed on Nasdaq, while Class B Stock will carry one vote per share but no economic rights and will be held solely by the Seller.

Sponsor Support and Lock-Up Agreements

On October 1, 2025, the SPAC entered into a Sponsor Support Agreement with the SPAC’s sponsor (the “Sponsor”). Under the agreement, the Sponsor agreed to vote its SPAC securities in favor of the Business Combination Agreement and the transactions contemplated thereby, to waive certain anti-dilution and redemption rights, and to comply with customary transfer and lock-up restrictions on its founder shares and private placement warrants. The Sponsor Support Agreement also includes covenants restricting transfers prior to Closing and customary representations and warranties of the parties.

Concurrently, the SPAC entered into Lock-Up Agreements with the Sponsor, the Seller, and certain other equity holders (collectively, the “Lock-Up Parties”). The Lock-Up Agreements restrict the sale or transfer of Company common stock received in the Business Combination for specified periods following Closing, subject to customary early-release conditions, including specified trading-price thresholds and underwriter consent in connection with future registered offerings. The Lock-Up Agreements include standard exceptions for permitted transfers and establish procedures for legends, notice, and release timing consistent with market practice for de-SPAC transactions.

Each of the foregoing agreements was entered into concurrently with the Business Combination Agreement and forms an integral part of the overall transaction structure described therein.

Amended and Restated Registration Rights Agreement

Concurrently with the Closing, Pubco, SPAC, the Sponsor, the Seller, Avalanche (BVI), Inc., a company incorporated in the British Virgin Islands (“Avalanche BVI”), Avalanche Cayman, a Cayman Islands exempted company (“Avalanche Cayman” and together with Avalanche BVI, the “Foundation”) and certain securityholders shall enter into an amended and restated registration rights agreement, which will add Pubco as a party and cover the resale of the shares of Pubco Stock held by the Sponsor, the Seller, the Foundation and such other securityholders (the “Amended and Restated Registration Rights Agreement”), which provides for customary demand registration rights, piggyback registration rights and shelf registration rights for the benefit of the holders of Pubco Stock named therein, subject to customary cutbacks and issuer suspension rights. The Amended and Restated Registration Rights Agreement also includes customary provisions relating to underwriting participation, registration expenses, indemnification and coordination of sales in underwritten offerings, and will become effective upon the Closing and will supersede SPAC’s existing registration rights agreement in its entirety.

Subscription Agreement

On October 1, 2025, the OpCo, SPAC, and certain investors entered into Subscription Agreements providing for a private placement of Opco Units at $10.00 per unit, payable in cash or AVAX tokens, for an aggregate value of approximately $216 million. The proceeds from the sale of Opco Units are intended to provide capitalization for the Opco and the post-Closing combined entity. Upon Closing, each Opco Unit will automatically convert into one share of the Pubco’s Class A common stock. During October and November 2025, OpCo received proceeds with a fair value of approximately $178.2 million which consisted of $96.5 million, 22,300,205 USDC, valued at $22.3 million, and 3,340,696 AVAX, valued at $59.4 million pursuant to the Subscription Agreements and issued 21,235,349 membership interests.

Contribution, Asset Purchase, and Token Sale Agreements

Concurrently with the execution of the Business Combination Agreement and the TSA (as defined below), the Seller, Pubco, Avalanche Treasury Company LLC (“Opco” or the “Vehicle”), Avalanche (BVI), Inc., a company incorporated in the British Virgin Islands (“Avalanche BVI”) and Avalanche Cayman, a Cayman Islands exempted company (“Avalanche Cayman” and together with Avalanche BVI, the “Foundation”), Dragonfly Digital Management, LLC, a Delaware limited liability company, entered into an asset sale and contribution agreement (the “Contribution Agreement”), pursuant to which, on the date of the Business Combination Agreement: (a) the Foundation agreed to sell a minimum of $200 million of AVAX tokens on a pre-discount basis to Opco on the terms and subject to the conditions set forth in a Token Sale Agreement (the “TSA”) by and between Opco and the Foundation (the “Foundation Transaction”), and (b) the Seller agreed to contribute, directly and indirectly through certain related funds, 1,960,040 AVAX tokens to Opco in exchange for 5,805,638 Opco units (the “Seller Units”) (the “Dragonfly Contribution”) for an aggregate contract value of approximately $58 million. During November 2025, Opco received 1,960,040 AVAX tokens from the Dragonfly Contribution and issued 5,805,638 membership interests.

The Contribution Agreement included certain covenants including (i) an 18-months exclusivity in favor of Opco on sale of AVAX by the Foundation in Competing Transactions (as defined in the Contribution Agreement), (ii) a right of first refusal in favor of Opco for AVAX sale other than in Competing Transactions during the Covered Period, (iii) a 5-year right of first refusal in favor of the Foundation for sales of AVAX sold by Opco in one or more transactions, each exceeding certain thresholds. The Foundation is also granted the right to designate a board member in Pubco for a period of 5 years from the Closing date (extendable in case of further sales on terms similar to the terms in the TSA before the expiration of the 5 years).

Concurrently with the execution of the Business Combination Agreement and the Contribution Agreement, Opco, Pubco, Avalanche BVI and Avalanche Cayman entered into the TSA, pursuant to which, on the date of the Business Combination Agreement, the Foundation agreed to sell a minimum of $200 million of AVAX tokens on a pre-discount basis to Opco in exchange for, at a 60% discount, (i) $50 million in cash or USDC and (ii) $30 million in the form of 3,000,000 shares of Pubco Class A Stock (the “Foundation Shares”). If at any time following the Closing Date, the Pubco Class A Stock cease to be nonvoting securities and at such time the Foundation owns a number of Foundation Shares in excess of 4.7% of the then-outstanding Pubco Class A Stock (the “Maximum Percentage”), the Foundation may request to exchange the number of Foundation Shares in excess of the Maximum Percentage for an equal number of pre-funded warrants convertible, at the Foundation’s request, into Pubco Class A Stock on a one-to-one basis. The AVAX tokens delivered pursuant to the TSA are subject to certain restrictions for 5 years following the date of the TSA. The TSA shall be terminated upon termination of the Contribution Agreement.

During October 2025, Opco purchased 7.3 million of AVAX tokens from the Foundation for $50 million in cash and USDC pursuant to the TSA. The 3,000,000 shares of Pubco Class A Stock will be issued upon the Closing of the Business Combination.

Contingent Transaction Fees

The Company, and related party, signed agreements during September 2025 with certain third-party service providers and deal advisors for fees payable upon the closing of the Business Combination. One agreement provides for an advisory fee of 5.5% of the aggregate cash proceeds from the sale of securities to be payable at closing. Another agreement provides for an M&A advisory fee of $2,750,000, also payable at closing. These fees relate to services provided by external vendors and transaction brokers in connection with the Closing. No amounts were incurred or payable as of December 31, 2025.

Avalanche Treasury Company, LLC
Commitments and Contingencies
Commitments and Contingencies

Note 9. Commitments and Contingencies

Business Combination Agreement

On October 1, 2025, the Company entered into the Agreement with SPAC, Pubco, SPAC Merger Sub, the Pubco Subsidiaries, and the Seller, pursuant to which the Closing will be consummated.

Under the terms of the Agreement, immediately prior to the closing merger, each outstanding unit of the Company will be exchanged for shares of Pubco common stock. As part of the transaction, the Seller will receive shares of Pubco Class A common stock and Pubco Class B common stock in exchange for its ownership interests. Following the Closing, Pubco Class A common stock will carry economic rights and is expected to be listed on Nasdaq.

In addition to the base merger consideration, Pubco agreed to issue additional shares to the Seller and the SPAC’s sponsor (the “Sponsor”) that are subject to vesting based on the future trading price of Pubco’s Class A common stock. As additional merger consideration, Pubco will issue 1,600,000 shares to the Sponsor (the “Sponsor Earnout Shares”) and 4,000,000 shares to the Seller (the “Seller Earnout Shares”) and deposit the shares in an escrow account. The Sponsor Earnout Shares and the Seller Earnout Shares will be released in tranches if specified volume-weighted average price targets are met within five years of the closing. Any shares that do not vest by the end of the earnout period will be forfeited.

First Amendment to the Business Combination Agreement

On January 13, 2026, SPAC, Pubco, the Pubco Subsidiaries, the Company, Seller Related Parties and Astral Horizon, L.P (“Astral”) entered into the First Amendment, and pursuant to which, among other things, the parties thereto agree that:

(i)	Astral and Dragonfly Ventures, L.P, a Cayman Islands exempted limited partnership (“DV”) and Dragonfly Ventures, II L.P, a Cayman Islands exempted limited partnership (“DV II”, and together with DV, “DVs” and together with the Seller “Seller Related Parties”) were added as parties to the Agreement and they agreed to be bound by, and to comply with, the terms and conditions of the Agreement, in the same manner as if they were original signatories thereto;
(ii)	the Company Units held by the DVs are to be treated as the Company Units held by Seller such that, as a result of the Company Merger, the DVs will receive one (1) Pubco Class A Stock and one (1) Pubco Class B Stock for each Company Unit held by the DVs;
(iii)	the Additional Merger Consideration Shares to be issued at Closing will (i) be issued to Astral rather than to Seller as provided in the original version of the Agreement, and (ii) consist of 4,000,000 shares of Pubco Class A Stock only, with no Pubco Class B Stock to be allotted as Additional Consideration because Pubco Class B Stock will be issued to Seller Related Parties;
(iv)	the Representations and Warranties of the Seller are to be made severally but not jointly by the Seller Related Parties and Astral rather than solely by Seller as provided in the original version of the Agreement;
(v)	certain references to the Seller (as specified in the First Amendment) shall be considered as references to the Seller Related Parties, Astral or the Seller Related Parties and/or Astral, as applicable;
(vi)	Exhibit E (Terms of Pubco Stock) to the original version of the Agreement be deleted in its entirety and replaced by the new Exhibit E, in the form attached to the First Amendment.
(vii)	The First Amendment is effective as of October 1, 2025.

Second Amendment to the Business Combination Agreement

On March 17, 2026, the SPAC, Pubco, the Pubco Subsidiaries, the Company, the Seller Related Parties, and Astral entered into Amendment No.2 of the Agreement, pursuant to which the parties agreed to postpone the issuance by Pubco to Astral of the 2,000,000 shares of Pubco Class A Stock by thirty (30) calendar days following the closing date of the Agreement.

Sponsor Support and Lock-Up Agreements

In connection with the Agreement, the SPAC entered into a Sponsor Support Agreement with the Sponsor. Under the agreement, the Sponsor agreed to vote its SPAC securities in favor of the Business Combination Agreement and to waive certain rights, including anti-dilution and redemption rights. The Sponsor also agreed to customary restrictions on its founder shares and private placement warrants. The Sponsor Support Agreement also includes covenants restricting transfers prior to Closing and customary representations and warranties of the parties.

At the same time, lock-up agreements were entered with the Sponsor, the Seller, and certain other equity holders. These agreements restrict the sale or transfer of Company common stock received in the Business Combination for specified periods following Closing, subject to customary early-release conditions, including specified trading-price thresholds and underwriter consent in connection with future registered offerings. The Lock-Up Agreements include standard exceptions for permitted transfers and establish procedures for legends, notice, and release timing consistent with market practice for de-SPAC transactions.

Amended and Restated Registration Rights Agreement

In connection with the Closing, Pubco, SPAC, the Sponsor, the Seller, the Foundation, which are entities affiliated with the Avalanche blockchain ecosystem that hold and manage AVAX tokens in connection with ecosystem development and strategic transaction, and certain other securityholders are expected to enter into an amended and restated registration rights agreement. This agreement will provide the holders of Pubco common stock with customary demand, piggyback and shelf registration rights to register their shares for resale, subject to standard limitations and issuer suspension rights. The Amended and Restated Registration Rights Agreement also includes customary provisions relating to underwriting participation, registration expenses, indemnification and coordination of sales in underwritten offerings, and will become effective upon the Closing and will supersede SPAC’s existing registration rights agreement in its entirety.

Contribution, Asset Purchase, and Token Sale Agreements

At the same time, the Company, Pubco the Seller, and the Foundation, entered into the Contribution Agreement. Under this agreement: (a) the Foundation agreed to sell a minimum of $200 million of AVAX tokens on a pre-discount basis to the Company for, at a 60% discount, (i) $50 million or USDC and (ii) $30 million in the form of 3,000,000 shares of Pubco. In addition, the Seller agreed to contribute 1,960,040 AVAX tokens to the Company in exchange for 5,805,638 membership units (the “Seller Units”) (the “Dragonfly Contribution”) (Collectively the “Transactions”).

During October and November 2025, the Company received 7,317,965 AVAX tokens from the Foundation under the TSA in exchange for 34.5 million USDC and $15.5 million in cash and recorded a token sale liability of $15.2 million and $40.0 million related to equity to be issued at the Closing as of March 31, 2026 and December 31, 2025, respectively.

The Contribution Agreement includes certain restrictions and rights related to future sales of AVAX tokens. These provisions include an exclusivity period during which the Foundation agreed not to sell AVAX in competing transactions, as well as rights of first refusal that give the Company priority to purchase AVAX offered for sale during specified periods. The agreements also provide the Foundation with certain governance rights, including the right to designate a board member of the Company for a defined period following the Closing.

AVAX tokens delivered under the TSA are subject to contractual transfer restrictions that limit the Company’s ability to sell or otherwise transfer the tokens for up to five years. In addition, if following the Closing the Foundation’s ownership of Pubco Class A common stock were to exceed specified thresholds, the Foundation may request to exchange shares for pre-funded warrants convertible, at the Foundation’s request, into Pubco Class A Stock on a one-to-one basis. These restrictions and exchange features are intended to limit voting concentration and manage the orderly sale of tokens and equity interests.

Contingent Transaction Fees

The Company signed agreements during September 2025 with certain third-party service providers and deal advisors for fees payable upon the closing of the Business Combination. One agreement provides for an advisory fee of 5.5% of the aggregate cash proceeds from the sale of securities to be payable at closing. Another agreement provides for an M&A advisory fee of $2,750,000, also payable at closing. These fees relate to services provided by external vendors and transaction brokers in connection with the Closing. No amounts were incurred or payable as of March 31, 2026 and December 31, 2025.

Subscription Agreements

Pursuant to the terms of the subscription agreements, the AVAX tokens contributed by investors are subject to the consummation of the Company’s proposed business combination transaction. If the business combination does not close, the Company is obligated to return the AVAX tokens to the investors in accordance with the terms of the subscription agreements. Accordingly, the related subscription receivable and corresponding member interest issuance remain subject to the completion of the business combination.

First Amendment to the Business Combination Agreement

On January 13, 2026, MLAC, Pubco, the Pubco Subsidiaries, the Company, Seller Related Parties and Astral Horizon L.P., a Delaware limited partnership (“Astral”) entered into the First Amendment, and pursuant to which, among other things, the parties thereto agree that:

(i)	Astral and the Funds were added as parties to the Agreement and they agreed to be bound by, and to comply with, the terms and conditions of the BCA, in the same manner as if they were original signatories thereto;
(ii)	the Company Units held by the Funds are to be treated as the Company Units held by Seller such that, as a result of the Company Merger, the Funds will receive one (1) Pubco Class A Stock and one (1) Pubco Class B Stock for each Company Unit held by the Funds;
(iii)	the Additional Merger Consideration Shares to be issued at Closing will (i) be issued to Astral rather than to Seller as provided in the original version of the Agreement, and (ii) consist of 4,000,000 shares of Pubco Class A Stock only, with no Pubco Class B Stock to be allotted as Additional Consideration because Pubco Class B Stock will be issued to Seller Related Parties;
(iv)	the Representations and Warranties of the Seller are to be made severally but not jointly by the Seller Related Parties and Astral rather than solely by Seller as provided in the original version of the Agreement;
(v)	certain references to the Seller (as specified in the First Amendment) shall be considered as references to the Seller Related Parties, Astral or the Seller Related Parties and/or Astral, as applicable;
(vi)	Exhibit E (Terms of Pubco Stock) to the original version of the Agreement be deleted in its entirety and replaced by the new Exhibit E, in the form attached to the First Amendment.
(vii)	The First Amendment is effective as of October 1, 2025.

Second Amendment to the Business Combination Agreement

On March 17, 2026, MLAC, Pubco, the Pubco Subsidiaries, the Company, the Seller Related Parties, and Astral entered into Amendment No. 2 of the Agreement, pursuant to which the parties agreed to postpone the issuance by Pubco to Astral of the 2,000,000 shares of Pubco Class A Stock by thirty (30) calendar days following the closing date of the Agreement.

Note 10.      Commitments and Contingencies

Business Combination Agreement

On October 1, 2025, the Company entered into the Agreement with SPAC, Pubco, SPAC Merger Sub, the Pubco Subsidiaries, and the Seller, pursuant to which the Closing will be consummated.

Under the terms of the Agreement, immediately prior to the closing merger, each outstanding unit of the Company will be exchanged for shares of Pubco common stock. As part of the transaction, the Seller will receive shares of Pubco Class A common stock and Pubco Class B common stock in exchange for its ownership interests. Following the Closing, Pubco Class A common stock will carry economic rights and is expected to be listed on Nasdaq.

In addition to the base merger consideration, Pubco agreed to issue additional shares to the Seller and the SPAC’s sponsor (the “Sponsor”) that are subject to vesting based on the future trading price of Pubco’s Class A common stock. As additional merger consideration, Pubco will issue 1,600,000 shares to the Sponsor (the “Sponsor Earnout Shares”) and 4,000,000 shares to the Seller (the “Seller Earnout Shares”) and deposit the shares in an escrow account. The Sponsor Earnout Shares and the Seller Earnout Shares will be released in tranches if specified volume-weighted average price targets are met within five years of the closing. Any shares that do not vest by the end of the earnout period will be forfeited.

Sponsor Support and Lock-Up Agreements

In connection with the Agreement, the SPAC entered into a Sponsor Support Agreement with the Sponsor. Under the agreement, the Sponsor agreed to vote its SPAC securities in favor of the Business Combination Agreement and to waive certain rights, including anti-dilution and redemption rights. The Sponsor also agreed to customary restrictions on its founder shares and private placement warrants. The Sponsor Support Agreement also includes covenants restricting transfers prior to Closing and customary representations and warranties of the parties.

At the same time, lock-up agreements were entered with the Sponsor, the Seller, and certain other equity holders. These agreements restrict the sale or transfer of Company common stock received in the Business Combination for specified periods following Closing, subject to customary early-release conditions, including specified trading-price thresholds and underwriter consent in connection with future registered offerings. The Lock-Up Agreements include standard exceptions for permitted transfers and establish procedures for legends, notice, and release timing consistent with market practice for de-SPAC transactions.

Amended and Restated Registration Rights Agreement

In connection with the Closing, Pubco, SPAC, the Sponsor, the Seller, the Foundation, which are entities affiliated with the Avalanche blockchain ecosystem that hold and manage AVAX tokens in connection with ecosystem development and strategic transaction, and certain other securityholders are expected to enter into an amended and restated registration rights agreement. This agreement will provide the holders of Pubco common stock with customary demand, piggyback and shelf registration rights to register their shares for resale, subject to standard limitations and issuer suspension rights. The Amended and Restated Registration Rights

Agreement also includes customary provisions relating to underwriting participation, registration expenses, indemnification and coordination of sales in underwritten offerings, and will become effective upon the Closing and will supersede SPAC’s existing registration rights agreement in its entirety.

Contribution, Asset Purchase, and Token Sale Agreements

At the same time, the Company, Pubco the Seller, and the Foundation, entered into the Contribution Agreement. Under this agreement: (a) the Foundation agreed to sell a minimum of $200 million of AVAX tokens on a pre-discount basis to the Company for, at a 60% discount, (i) $50 million or USDC and (ii) $30 million in the form of 3,000,000 shares of Pubco. In addition, the Seller agreed to contribute 1,960,040 AVAX tokens to the Company in exchange for 5,805,638 membership units (the “Seller Units”) (the “Dragonfly Contribution”) (Collectively the “Transactions”).

During October and November 2025, the Company received 7,317,965 AVAX tokens from the Foundation under the TSA in exchange for 34.5 million USDC and $15.5 million in cash and recorded a token sale liability of $40.0 million related to equity to be issued at the Closing as of December 31, 2025.

The Contribution Agreement includes certain restrictions and rights related to future sales of AVAX tokens. These provisions include an exclusivity period during which the Foundation agreed not to sell AVAX in competing transactions, as well as rights of first refusal that give the Company priority to purchase AVAX offered for sale during specified periods. The agreements also provide the Foundation with certain governance rights, including the right to designate a board member of the Company for a defined period following the Closing.

AVAX tokens delivered under the TSA are subject to contractual transfer restrictions that limit the Company’s ability to sell or otherwise transfer the tokens for up to five years. In addition, if following the Closing the Foundation’s ownership of Pubco Class A common stock were to exceed specified thresholds, the Foundation may request to exchange shares for pre-funded warrants convertible, at the Foundation’s request, into Pubco Class A Stock on a one-to-one basis. These restrictions and exchange features are intended to limit voting concentration and manage the orderly sale of tokens and equity interests.

Contingent Transaction Fees

The Company signed agreements during September 2025 with certain third-party service providers and deal advisors for fees payable upon the closing of the Business Combination. One agreement provides for an advisory fee of 5.5% of the aggregate cash proceeds from the sale of securities to be payable at closing. Another agreement provides for an M&A advisory fee of $2,750,000, also payable at closing. These fees relate to services provided by external vendors and transaction brokers in connection with the Closing. No amounts were incurred or payable as of December 31, 2025.

Subscription Agreements

Pursuant to the terms of the subscription agreements, the AVAX tokens contributed by investors are subject to the consummation of the Company’s proposed business combination transaction. If the business combination does not close, the Company is obligated to return the AVAX tokens to the investors in accordance with the terms of the subscription agreements. Accordingly, the related subscription receivable and corresponding member interest issuance remain subject to the completion of the business combination.